Parent Company Only Condensed Financial Information	12 Months Ended
Mar. 31, 2019
Condensed Financial Information Disclosure [Abstract]
Parent Company Only Condensed Financial Information

25 PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

The Company performed a test on the restricted net assets of consolidated subsidiaries, VIEs and VIEs’ subsidiaries in accordance with SEC Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information for the parent company only.

The subsidiaries did not pay any dividend to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

The Company did not have significant capital and other commitments, or guarantees as of March 31, 2019.

CONDENSED BALANCE SHEETS

	As of March 31,
	2018	2019
	RMB	RMB	US$ Note 2(f)
ASSETS
Current assets:
Cash and cash equivalents	300,753	510,226	76,026
Amounts due from subsidiaries	397,380	789,513	117,641
Prepayments and other current assets	670	5,090	758

Total current assets	698,803	1,304,829	194,425

Non-current assets:
Intangible assets, net	—	988,188	147,245
Investments in subsidiaries, VIEs and VIEs’ subsidiaries	2,112,639	1,673,406	249,345
Investments in other investees	171,169	227,462	33,893

Total non-current assets	2,283,808	2,889,056	430,483

Total assets	2,982,611	4,193,885	624,908

LIABILITIES, MEZANNINE EQUITY AND SHAREHOLDERS’ (DEFICIT)/EQUITY
Current liabilities:
Amounts due to subsidiaries	86,165	87,842	13,089
Accruals and other current liabilities	13,272	51,167	7,624

Total current liabilities	99,437	139,009	20,713

Non-current liabilities:
Deferred tax liabilities	959	2,485	370
Other non-current liabilities	—	4,722	704

Total non-current liabilities	959	7,207	1,074

Total liabilities	100,396	146,216	21,787

MEZZANINE EQUITY
Convertible Redeemable Class B ordinary shares (US$0.00001 par value, 90,491,694 shares authorized, issued and outstanding as of March 31, 2018; nil issued and outstanding as of March 31, 2019)	140,255	—	—
Convertible redeemable Series A preferred share (US$0.00001 par value, 825,308,112 shares authorized, issued and outstanding as of March 31, 2018; nil issued and outstanding as of March 31, 2019)	1,455,962	—	—
Convertible redeemable Series B preferred share (US$0.00001 par value, 484,741,676 shares authorized, issued and outstanding as of March 31, 2018; nil issued and outstanding as of March 31, 2019)	3,148,579	—	—
Convertible redeemable Series C preferred share (US$0.00001 par value, 426,001,147 shares authorized, 357,292,862 shares issued and outstanding as of March 31, 2018; nil issued and outstanding as of March 31, 2019)	2,640,076	—	—

Total Mezzanine equity	7,384,872	—	—

SHAREHOLDERS’ (DEFICIT)/EQUITY
Class A ordinary shares (US$0.00001 par value; 49,000,000,000 shares authorized as of March 31, 2019; 335,534,850 and 2,371,289,450 shares issued and outstanding as of March 31, 2018 and 2019)	21	161	23
Class B ordinary shares (US$0.00001 par value; 500,000,000 shares authorized as of March 31, 2019; nil and 303,234,004 shares issued and outstanding as of March 31, 2018 and 2019)	—	16	2
Class C ordinary shares (US$0.00001 par value, 215,243,513 and nil shares issued and outstanding as of March 31, 2018 and 2019)	10	—	—
Additional paid-in capital	—	9,392,737	1,399,561
Accumulated other comprehensive (loss)/income	(3,650)	77,795	11,592
Accumulated deficit	(4,499,038)	(5,423,040)	(808,057)

Total shareholders’ (deficit)/equity	(4,502,657)	4,047,669	603,121

Total liabilities, mezzanine equity and shareholders’ (deficit)/equity	2,982,611	4,193,885	624,908

CONDENSED STATEMENTS OF COMPREHENSIVE LOSS

	For the year ended March 31,
	2017	2018	2019
	RMB	RMB	RMB	US$ Note 2(f)
General and administrative expenses	(2,435)	(3,579)	(5,431)	(809)
Amortization of intangible assets	—	—	(82,436)	(12,283)
Other expense, net	88	(6,183)	(1,098)	(164)

Loss from operations	(2,347)	(9,762)	(88,965)	(13,256)
Interest income	8,136	8,146	7,532	1,122
Loss from subsidiaries, VIEs and VIEs’ subsidiaries	(944,926)	(723,790)	(441,830)	(65,837)
Investment gain	—	158,627	—	—
Gain form investment disposal	—	—	31,236	4,654
Gains on deconsolidation of a subsidiary	—	13,592	—	—

Loss before income tax and share of results of equity investee	(939,137)	(553,187)	(492,027)	(73,317)
Income tax benefits	—	—	—	—
Share of results of equity investee	—	(4,982)	5,752	857

Net loss	(939,137)	(558,169)	(486,275)	(72,460)
Accretion on convertible redeemable preferred shares to redemption value	(601,902)	(688,240)	(509,904)	(75,978)
Deemed dividends to preferred shareholders	—	—	(89,076)	(13,273)

Net loss attributable to MOGU Inc.’s ordinary shareholders	(1,541,039)	(1,246,409)	(1,085,255)	(161,711)

Net Loss	(939,137)	(558,169)	(486,275)	(72,460)
Other comprehensive income/(loss):
Foreign currency translation adjustments, net of nil tax	96,010	(81,141)	55,440	8,261
Share of other comprehensive (loss)/gain of equity method investee	—	(2,124)	938	140
Share of other comprehensive income of subsidiaries, VIEs and VIEs’ subsidiaries, net of tax	1,000	7,928	(1,588)	(237)
Unrealized securities holding gains, net of tax	—	2,938	26,655	3,972

Total other comprehensive income/(loss)	97,010	(72,399)	81,445	12,136

Total comprehensive loss	(842,127)	(630,568)	(404,830)	(60,324)

CONDENSED STATEMENTS OF CASH FLOWS

	For the year ended March 31,
	2017	2018	2019
	RMB	RMB	RMB	US$ Note 2(f)
Net cash (used in)/provided by operating activities	(26,547)	(37,887)	8,240	1,227
Net cash used in investing activities	(1,171,263)	(106,922)	(213,639)	(31,833)
Net cash provided by financing activities	192,142	—	414,872	61,818
Net (decrease)/increase in cash and cash equivalents	(1,005,668)	(144,809)	209,473	31,212
Cash and cash equivalents at beginning of year	1,451,230	445,562	300,753	44,814
Cash and cash equivalents at end of year	445,562	300,753	510,226	76,026

Basis of presentation

The Company’s accounting policies are the same as the Group’s accounting policies with the exception of the accounting for the investments in subsidiaries, VIEs and VIEs’ subsidiaries.

For the Company only condensed financial information, the Company records its investments in subsidiaries, VIEs and VIEs’ subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures.

Such investments are presented on the Condensed Balance Sheets as “Investments in subsidiaries, VIEs and VIEs’ subsidiaries” and shares in the subsidiaries, VIEs and VIEs’ subsidiaries’ loss are presented as “Equity in loss of subsidiaries, VIEs and VIEs’ subsidiaries” on the Condensed Statements of Operations and Comprehensive Loss. The parent company only condensed financial information should be read in conjunction with the Group’ consolidated financial statements.